Label	Element	Value
Aggressive Growth Lifestyle Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock

VALIC Company II

Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 27, 2017, to the Funds’ Prospectus

dated January 1, 2017, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Lifestyle Fund
Strategy [Heading]	rr_StrategyHeading	The third paragraph of the section entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Principal Investment Strategies of the Fund” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

●	domestic equity securities	40% - 70%
●	fixed-income securities	10% - 50%
●	international equity securities	0% - 30%
●	real estate securities	0% - 15%

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.